Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingent Liabilities
COMMITMENTS AND CONTINGENT LIABILITIES
At December 31, 2013, the Company’s commitments to fund investments were $239.5 million in limited partnerships, $4.6 million in commercial mortgage loans, $22.0 million in private placements and $37.0 million in bank loans, including revolving credit agreements. At December 31, 2012, the Company’s commitments to fund investments were $176.7 million in limited partnerships, $22.2 million in commercial mortgage loans and $68.5 million in bank loans, including revolving credit agreements. The Company anticipates that the majority of its current commitments will be invested over the next five years; however, these commitments could become due any time at the request of the counterparties. Investments in limited partnerships and private placements are carried at cost or reported using the equity method and included in other invested assets in the consolidated balance sheets. Bank loans are carried at fair value and included in fixed maturities available-for-sale.
The Company is subject to litigation in the normal course of its business. The Company currently has no material litigation. A legal reserve is established when the Company is notified of an arbitration demand or litigation or is notified that an arbitration demand or litigation is imminent, it is probable that the Company will incur a loss as a result and the amount of the probable loss is reasonably capable of being estimated.
The Company has obtained bank letters of credit in favor of various affiliated and unaffiliated insurance companies from which the Company assumes business. These letters of credit represent guarantees of performance under the reinsurance agreements and allow ceding companies to take statutory reserve credits. Certain of these letters of credit contain financial covenant restrictions. At December 31, 2013 and 2012, there were approximately $210.3 million and $45.4 million, respectively, of undrawn outstanding bank letters of credit in favor of third parties. Additionally, the Company utilizes letters of credit primarily to secure reserve credits when it retrocedes business to its subsidiaries, including Parkway Re, Rockwood Reinsurance Company (“Rockwood Re”), Timberlake Financial, RGA Americas, RGA Barbados and RGA Atlantic. The Company cedes business to its affiliates to help reduce the amount of regulatory capital required in certain jurisdictions such as the U.S. and the United Kingdom. As of December 31, 2013 and 2012, $995.5 million and $763.5 million, respectively, in undrawn letters of credit from various banks were outstanding, primarily backing reinsurance between the various subsidiaries of the Company. The banks providing letters of credit to the Company are included on the NAIC list of approved banks.
The Company maintains seven credit facilities, a syndicated revolving credit facility with a capacity of $850.0 million and six letter of credit facilities with a combined capacity of $880.9 million. The Company may borrow cash and obtain letters of credit in multiple currencies under its syndicated revolving credit facility. The following table provides additional information on the Company’s credit facilities as of December 31, 2013 and 2012 (dollars in millions):

		Amount Utilized(1) December 31,
Facility Capacity	Maturity Date	2013	2012	Basis of Fees
$850.0	December 2015	$67.6	$402.9	Senior unsecured long-term debt rating
200.0	September 2019	200.0	200.0	Fixed
120.0	May 2016	85.1	100.0	Fixed
270.0	November 2017	270.0	—	Fixed
100.0	June 2017	89.4	—	Fixed
58.4	November 2014	58.4	—	Fixed
132.5	March 2019	132.5	—	Fixed

(1)	Represents issued but undrawn letters of credit. There was no cash borrowed for the periods presented.
Fees associated with the Company’s other letters of credit are not fixed for periods in excess of one year and are based on the Company’s ratings and the general availability of these instruments in the marketplace. Total fees expensed associated with the Company’s letters of credit were $9.8 million, $7.3 million and $4.9 million for the years ended December 31, 2013, 2012 and 2011, respectively, and are included in policy acquisition costs and other insurance expenses.
RGA has issued guarantees to third parties on behalf of its subsidiaries for the payment of amounts due under certain reinsurance treaties, securities borrowing arrangements, financing arrangements and office lease obligations, whereby if a subsidiary fails to meet an obligation, RGA or one of its other subsidiaries will make a payment to fulfill the obligation. In limited circumstances, treaty guarantees are granted to ceding companies in order to provide them additional security, particularly in cases where RGA’s subsidiary is relatively new, unrated, or not of a significant size, relative to the ceding company. Liabilities supported by the treaty guarantees, before consideration for any legally offsetting amounts due from the guaranteed party, totaled $826.9 million and $686.0 million as of December 31, 2013 and 2012, respectively, and are reflected on the Company’s consolidated balance sheets in future policy benefits. As of December 31, 2013 and 2012, the Company’s exposure related to treaty guarantees, net of assets held in trust, was $647.9 million and $463.5 million, respectively. Potential guaranteed amounts of future payments will vary depending on production levels and underwriting results. Guarantees related to borrowed securities provide additional security to third parties should a subsidiary fail to return the borrowed securities when due. As of December 31, 2013 and 2012, RGA’s obligation related to borrowed securities guarantees was $93.0 million and $87.5 million, respectively. There were no amounts guaranteed under financing arrangements as of December 31, 2013 and 2012. RGA has issued payment guarantees on behalf of two of its subsidiaries in the event the subsidiaries fail to make payment under their office lease obligations, the exposure of which was $8.3 million and $10.1 million as of December 31, 2013 and 2012, respectively.
Manor Re has obtained $300.0 million of collateral financing through 2020 from an international bank which enabled Manor Re to deposit assets in trust to support statutory reserve credit for an affiliated reinsurance transaction. The bank has recourse to RGA should Manor Re fail to make payments or otherwise not perform its obligations under this financing.
RGA, through wholly-owned subsidiaries, has committed to provide statutory reserve support to third-parties through 2035, in exchange for a fee, by funding loans if certain defined events occur. Such statutory reserves are required under the U.S. Valuation of Life Policies Model Regulation (commonly referred to as Regulation XXX for term life insurance policies and Regulation A-XXX for universal life secondary guarantees). The third-parties have recourse to RGA should the subsidiary fail to provide the required funding, however, as of December 31, 2013, the Company does not believe that it will be required to provide any funding under these commitments as the occurrence of the defined events is considered remote. The following table presents information about these commitments (dollars in millions):

	Maximum Potential Obligation
Commitment Period	2013	2012
2026	$500.0	$—
2033	1,350.0	—
2035	—	560.0
2036	1,250.0	—

In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Since this indemnity generally is not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under this indemnity in the future.
The Company leases office space and furniture and equipment under non-cancelable operating lease agreements, which expire at various dates. Future minimum office space annual rentals under non-cancelable operating leases along with associated sublease income at December 31, 2013 are as follows (dollars in thousands):

	Operating Leases	Sublease Income
2014	$16,905	$827
2015	10,862	827
2016	8,434	776
2017	5,638	160
2018	4,466	—
Thereafter	15,489	—

Rent expenses amounted to approximately $18.5 million, $19.5 million and $18.8 million for the years ended December 31, 2013, 2012 and 2011, respectively.